INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Disclosure [Abstract]
PRC	¥ 14,121	$ 2,170	¥ 43,995	¥ (63,513)
Non-PRC	(14,797)	(2,274)	39,050	30,653
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	¥ (676)	$ (104)	¥ 83,045	¥ (32,860)